Related Party Balances and Transactions - Due from related parties (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 169,905	¥ 50,783
Wuhan Weineng Battery Assets Co. Ltd
Related Party Transaction [Line Items]
Amounts due from related parties	118,779
Ningbo Meishan Bonded Port Area Weilan Investment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	50,000	50,000
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	617
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties	¥ 509	674
Wistron Info Comm (Kunshan) Co., Ltd.
Related Party Transaction [Line Items]
Amounts due from related parties		¥ 109